Investments Accounted for Using the Equity Method - Summary of Principal Transactions and Balances with Related Parties (Details) - Associates and joint ventures - EUR (€) € in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Disclosure of transactions between related parties [Line Items]
Sales	€ 31	€ 52	€ 75
Royalties and other income	26	65	97
Accounts receivable and other receivables	66	7	50
Purchases and other expenses (including research expenses)	124	605	747
Accounts payable and other payables	€ 17	€ 5	€ 15